Risk Management and Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Risk Management And Fair Value Measurements
Risk Management and Fair Value Measurements

10. Risk Management and Fair Value Measurements:

The principal financial assets of the Company consist of cash and cash equivalents, trade accounts receivable due from charterers and amounts due from related parties. The principal financial liabilities of the Company consist of long-term bank loans and trade accounts payable.

Interest rate risk: The Company’s loan interest rates are currently calculated at SOFR plus a margin, as described in Note 7 above, hence, the Company is exposed to movements in SOFR. SOFR is the successor index to LIBOR for our bank loans. In order to hedge its variable interest rate exposure, on January 19, 2018, the Company, via one of its vessel-owning subsidiaries, purchased an interest rate cap with one of its lenders for a notional amount of $10.0 million with a cap rate on LIBOR of 3.5%. The interest rate cap terminated on July 18, 2022. Similarly, on July 16, 2021, the same subsidiary purchased an additional interest rate cap for the amount of $9.6 million at a cap rate on LIBOR of 2% with a termination date of July 8, 2025. This cap was sold on January 25, 2023 and we realized a net cash gain of $0.5 million. In the future, we may consider the use of additional financial hedging products to further limit our interest rate exposure.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

10. Risk Management and Fair Value Measurements: - Continued:

Credit risk: Credit risk is minimized since trade accounts receivable from charterers are presented net of the expected credit losses. The Company places its cash and cash equivalents, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. On the balance sheet date there were no significant concentrations on credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset on the Consolidated Balance Sheets.

Currency risk: The Company’s transactions are denominated primarily in U.S. dollars; therefore, overall currency exchange risk is limited. Balances in foreign currency other than U.S. dollars are not considered significant.

Fair value: The Management has determined that the fair values of the assets and liabilities as of June 30, 2023, are as follows:

	Carrying	Fair
	Value	Value
Cash and cash equivalents (including restricted cash)	$34,448	$34,448
Trade accounts receivable	$4,146	$4,146
Trade accounts payable	$2,113	$2,113
Long-term debt with variable interest rates, net	$59,553	$59,553
Due to related parties	$1,078	$1,078

The Company performs an impairment exercise whenever there are indicators of impairment. No impairment loss was recognized for the six months ended June 30, 2023. As of December 31, 2022 and June 30, 2023, the Company did not have any other assets or liabilities measured at fair value on a non- recurring basis.

Assets measured at fair value on a recurring basis: Interest rate cap

The Company’s interest rate cap does not qualify for hedge accounting. The Company adjusts its interest rate cap contract to fair market value at the end of every period and records the resulting gain or loss during the period in the Consolidated Statements of Comprehensive Income. Information on the classification, the derivative fair value and the gain/(loss) from financial derivative instruments included in the Consolidated Financial Statements is shown below:

	December 31,	June 30,
Consolidated Balance Sheets – Location	2022	2023
Financial derivative instrument – Other non-current assets	$619	$—

	Six months ended June 30,
Consolidated Statements of Comprehensive Income – Location	2022	2023
Financial derivative instrument – Fair value at the beginning of the period	$74	$619
Financial derivative instrument – Amounts received	—	(560)
Financial derivative instrument – Fair value as at period end	394	—
Gain/(Loss) from financial derivative instrument	$320	$(59)

The derivative instrument – interest rate cap was sold on January 25, 2023 and we realized a net cash gain of $0.6 million. In the future, we may consider the use of additional financial hedging products to further limit our interest rate exposure.

Assets measured at fair value on a non-recurring basis: Long lived assets held and used and held for sale

As of December 31, 2022 and June 30, 2023, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amount was fully recoverable for the Company’s vessels held and used. No impairment loss was recognized for the six months ended June 30, 2022 and 2023.

As of December 31, 2022 and June 30, 2023, the Company did not have any other assets or liabilities measured at fair value on a non-recurring basis.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)